UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 01, 2017, to September 30, 2017.

Date of Report (Date of earliest event reported): October 20, 2017

Commission File Number of securitizer: 025-00470

Central Index Key Number of securitizer: 0001173888

Brad Dauplaise, Vice President of Portfolio Services (407) 903-4705

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Vistana Vacation Ownership, Inc., as securitizer, has indicated by check mark that there is no activity to report for the quarterly period ending September 30, 2017 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) SVO 2011-A VOI Mortgage LLC; (ii) SVO 2012-A VOI Mortgage LLC; (iii) VSE 2016-A VOI Mortgage LLC; and (iv) VSE 2017-A VOI Mortgage LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Vistana Vacation Ownership, Inc. (Securitizer)

By:	/s/ Brad Dauplaise

Name: Brad Dauplaise
Title: Vice President

Date: October 20, 2017